Related-party transactions (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Income (Expense)	$ 3,190	$ 5,625	$ 13,963
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	3,190	5,625	13,963
Purchases And Services [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	12	(4)	(494)
Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(582)	(804)	(315)
Foreign Exchange And Inflation Indexation Charges Net [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(267)	299	(59)
Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	577	313	159
Petros [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(19)	(21)
Revenues Mainly Sales Revenues [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	3,450	5,821	14,672
Government bonds [member]
IfrsStatementLineItems [Line Items]
Income (Expense)	210	204	64
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(19)	71	(157)
Receivable From The Electricity Sector [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	233		131
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	15	62	58
Brazilian Federal Government Dividends [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(124)	288	31
Empresa Brasileira De Administrao De Petrleo Gs Natural Pr Sal Petrleo [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(361)	(657)	(139)
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(204)	(79)	(34)
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	57	96	418
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	3,459	5,757	14,009
B R Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)			7,936
Natural Gas Transportation Companies [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)			(308)
State Controlled Gas Distributors Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)		1,196	2,410
Petrobras Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	3,402	4,465	3,553
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	$ (250)	$ (111)	$ (46)